Material accounting policies - Leases (Details)	12 Months Ended
Dec. 31, 2023 lease
Disclosure of detailed information about property, plant and equipment [line items]
Number of leases	7
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Advance review period	18 months
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Advance review period	24 months
Office Building
Disclosure of detailed information about property, plant and equipment [line items]
Original contractual lease term	5 years
Subleases contractual term	3 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Original contractual lease term	4 years
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Original contractual lease term	5 years
Lease contractual extension term	2 years
Land permits | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Original contractual lease term	10 years
Lease contractual term	1 year
Land permits | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Original contractual lease term	15 years
Lease contractual term	15 years
Offices And Other Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Lease contractual term	1 year
Offices And Other Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Lease contractual term	12 years
Cars And Software | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Lease contractual term	1 year
Cars And Software | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Lease contractual term	4 years